Summary of Principal Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Jan. 01, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Summary of Principal Accounting Policies [Line Items]
Unrealized gains from long term deposits	¥ 7,300,400	$ 1,043,943	¥ 6,411,249	¥ 4,485,000
Long-term bank loans	285,570,000		285,570,000		$ 40,835,967
Accumulated losses	(291,545,545)		(458,337,569)		$ (41,690,458)
Impairment of long-lived assets	20,893,149	2,987,681	12,600,000	40,559,449
Sublease revenue	63,433,911	9,070,929	90,666,129	102,194,590
Hotel manager fees	¥ 113,814,539	$ 16,275,263	121,522,458	134,798,805
Number of tiers membership	4	4
Membership expiration term	2 years	2 years
Membership program of renewal period	2 years	2 years
Membership duration	5 years	5 years
Accommodation services, value-added tax rate	6.00%				6.00%
Catering services, value-added tax rate	13.00%				13.00%
Marketing and advertising expenses	¥ 25,367,195	$ 3,627,461	22,872,580	24,170,599
Financial subsidies received	14,806,814	2,117,346	8,075,235	13,076,243
foreign currency transaction gain and loss	45,830,117	6,553,620	16,474,064	10,757,354
Expensed incurred for employee benefits	37,292,831	$ 5,332,804	49,181,636	54,737,023
Cash and cash equivalents and restricted cash	¥ 1,678,439,024		¥ 1,525,201,938	¥ 791,600,712	$ 240,013,588	$ 218,100,976		¥ 733,961,731
Percentage of appreciation of functional currencies	4.19%	4.19%	2.81%	2.94%
Cumulative-effect Adjustment [Member]
Summary of Principal Accounting Policies [Line Items]
Accumulated losses							¥ 20,112,051
USD [Member]
Summary of Principal Accounting Policies [Line Items]
Foreign currency exchange translation rate	1				1
RMB [Member]
Summary of Principal Accounting Policies [Line Items]
Foreign currency exchange translation rate	6.9931				6.9931
Loans Receivable [Member] | Credit Concentration Risk [Member]
Summary of Principal Accounting Policies [Line Items]
Concentration of credit risk, loans receivable			¥ 460,249,212	¥ 450,846,929	$ 64,470,253
Financial institutions in the PRC [Member]
Summary of Principal Accounting Policies [Line Items]
Cash and cash equivalents and restricted cash	¥ 1,783,979,317		1,682,703,645		255,105,649
Financial institutions outside of the PRC [Member]
Summary of Principal Accounting Policies [Line Items]
Cash and cash equivalents and restricted cash	¥ 180,037,563		¥ 128,078,768		$ 25,745,029
Minimum [Member]
Summary of Principal Accounting Policies [Line Items]
Debt instrument term	1 year	1 year
Membership duration	3 years	3 years
Leases operating Term	5 years				5 years
Maximum [Member]
Summary of Principal Accounting Policies [Line Items]
Debt instrument term	3 years	3 years
Leases operating Term	20 years				20 years